CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Total comprehensive loss	$ (6,462)	$ (5,385)	$ (10,328)
Adjustments to profit or loss items:
Depreciation and amortization	560	438	550
Depreciation of leased systems	1,126	1,180	1,054
Impairment and disposals	1,295	1,061	1,191
Withdrawal of lease due to termination of contract		(5)
Finance expenses, net	1,420	319	1,430
Cost of share-based payment	1,893	799	1,263
Income taxes	43	237	422
Total adjustments to reconcile profit (loss)	6,337	4,029	5,910
Changes in asset and liability items:
Increase in trade receivables	(849)	(7)	(2,634)
Decrease (increase) in other accounts receivable	(1,226)	(97)	136
Increase (decrease) in trade payables	289	(552)	175
Increase (decrease) in other accounts payable	815	515	(385)
Increase in deferred revenues and other liabilities	2,039	320	555
Total changes in asset and liability	1,068	179	(2,153)
Cash paid and received during the year for:
Interest paid	(62)	(71)	(296)
Interest received	17	61	175
Income taxes paid	(14)	(249)	(552)
Total cash paid and received during the year	(59)	(259)	(673)
Net cash provided by (used in) operating activities	884	(1,436)	(7,244)
Cash flows from investing activities:
Purchase of property and equipment and system components, net	(2,238)	(2,470)	(3,311)
investment in short-term deposits, net	(40,000)		(120)
investment in long-term deposits, net	22	5	985
Net cash used in investing activities	(42,216)	(2,465)	(2,446)
Cash flows from financing activities:
Repayment of loan from bank, net			(3,000)
Receipt of government grants	492	42	176
Repayment of liability in respect of research and development grants	(761)	(655)	(601)
Repayment of lease liability	(475)	(417)	(434)
Issuance of share capital, net	42,260		26,333
Net cash provided by (used in) financing activities	41,516	(1,030)	22,474
Exchange rate differences on cash and cash equivalents	(224)	218	(78)
Increase (decrease) in cash and cash equivalents	(40)	(4,713)	12,706
Cash and cash equivalents at the beginning of the year	16,961	21,674	8,968
Cash and cash equivalents at the end of the year	16,921	16,961	21,674
(a) Significant non-cash transactions:
Purchase of property and equipment on credit		23	183
Recognition of new lease liability and right-of-use	587	48
Termination of lease liability and right of-use	$ (64)	$ (51)